Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	As of June 30,	As of December 31,
	2026	2025
	USD	USD

Cash in bank	12,035,390	1,931,174
Total	12,035,390	1,931,174